Debt - Schedule of Annual Maturities of Debt (Details) £ in Millions, $ in Millions, € in Billions	12 Months Ended
	Nov. 30, 2021 USD ($)	Nov. 30, 2021 EUR (€)	Nov. 30, 2021 GBP (£)
Debt Instrument [Line Items]
2022	$ 1,927
2023	2,765
2024	4,682
2025	4,332
2026	4,411
Thereafter	$ 15,854
Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate floor (percentage)	0.00%
Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate floor (percentage)	0.75%
Revolving credit facility
Debt Instrument [Line Items]
Line of credit, current	$ 200
Secured Debt
Debt Instrument [Line Items]
2022	86
2023	92
2024	92
2025	2,690
2026	1,290
Thereafter	$ 5,688
Secured Debt | Notes due Feb 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	10.50%	10.50%	10.50%
2022	$ 0
2023	0
2024	0
2025	0
2026	775
Thereafter	$ 0
Secured Debt | Euro-denominated notes due Feb 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	10.10%	10.10%	10.10%
2022	$ 0
2023	0
2024	0
2025	0
2026	481
Thereafter	$ 0
Secured Debt | Notes due Jun 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.90%	7.90%	7.90%
2022	$ 0
2023	0
2024	0
2025	0
2026	0
Thereafter	$ 192
Secured Debt | Notes due Aug 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	9.90%	9.90%	9.90%
2022	$ 0
2023	0
2024	0
2025	0
2026	0
Thereafter	$ 900
Secured Debt | Notes due Aug 2028
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	4.00%	4.00%	4.00%
2022	$ 0
2023	0
2024	0
2025	0
2026	0
Thereafter	2,406
Secured Debt | Euro-denominated fixed rate bank loan due May 2025
Debt Instrument [Line Items]
2022	30
2023	30
2024	30
2025	8
2026	0
Thereafter	$ 0
Secured Debt | Euro-denominated fixed rate bank loan due May 2025 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.50%	5.50%	5.50%
Secured Debt | Euro-denominated fixed rate bank loan due May 2025 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	6.20%	6.20%	6.20%
Secured Debt | Euro-denominated floating rate bank loan due Oct 2026
Debt Instrument [Line Items]
2022	$ 20
2023	20
2024	20
2025	878
2026	11
Thereafter	$ 0
Secured Debt | Euro-denominated floating rate bank loan due Oct 2026 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	2.70%
Secured Debt | Euro-denominated floating rate bank loan due Oct 2026 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.80%
Secured Debt | Floating rate bank loan due Jun 2025
Debt Instrument [Line Items]
2022	$ 36
2023	42
2024	42
2025	1,804
2026	23
Thereafter	$ 2,191
Secured Debt | Floating rate bank loan due Jun 2025 | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.00%
Secured Debt | Floating rate bank loan due Jun 2025 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.30%
Unsecured Debt
Debt Instrument [Line Items]
2022	$ 1,840
2023	2,673
2024	4,590
2025	1,642
2026	3,120
Thereafter	10,165
Unsecured Debt | Revolver Facility Expires Aug 2024
Debt Instrument [Line Items]
2022	0
2023	0
2024	2,790
2025	0
2026	0
Thereafter	$ 0
Unsecured Debt | Revolver Facility Expires Aug 2024 | LIBOR
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.70%
Unsecured Debt | U.S. Dollar-denominated revolving credit facility
Debt Instrument [Line Items]
Line of credit, current	$ 1,700
Unsecured Debt | Euro-denominated revolving credit facility
Debt Instrument [Line Items]
Line of credit, current | €		€ 1.0
Unsecured Debt | Sterling-denominated revolving credit facility
Debt Instrument [Line Items]
Line of credit, current | £			£ 200
Unsecured Debt | Euro-denominated notes due Nov 2022
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.90%	1.90%	1.90%
2022	$ 622
2023	0
2024	0
2025	0
2026	0
Thereafter	$ 0
Unsecured Debt | Convertible notes due Apr 2023
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.80%	5.80%	5.80%
2022	$ 0
2023	522
2024	0
2025	0
2026	0
Thereafter	$ 0
Unsecured Debt | Notes due Oct 2023
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.20%	7.20%	7.20%
2022	$ 0
2023	125
2024	0
2025	0
2026	0
Thereafter	$ 0
Unsecured Debt | Notes due Mar 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.60%	7.60%	7.60%
2022	$ 0
2023	0
2024	0
2025	0
2026	1,450
Thereafter	$ 0
Unsecured Debt | Euro-denominated notes due Mar 2026
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	7.60%	7.60%	7.60%
2022	$ 0
2023	0
2024	0
2025	0
2026	566
Thereafter	$ 0
Unsecured Debt | Notes due March 2027
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	5.80%	5.80%	5.80%
2022	$ 0
2023	0
2024	0
2025	0
2026	0
Thereafter	$ 3,500
Unsecured Debt | Notes due Jan 2028
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	6.70%	6.70%	6.70%
2022	$ 0
2023	0
2024	0
2025	0
2026	0
Thereafter	$ 200
Unsecured Debt | Notes due May 2029
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	6.00%	6.00%	6.00%
2022	$ 0
2023	0
2024	0
2025	0
2026	0
Thereafter	$ 2,000
Unsecured Debt | Euro-denominated notes due Oct 2029
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.00%	1.00%	1.00%
2022	$ 0
2023	0
2024	0
2025	0
2026	0
Thereafter	679
Unsecured Debt | Floating rate bank loan due Sep 2024
Debt Instrument [Line Items]
2022	0
2023	290
2024	300
2025	0
2026	0
Thereafter	$ 0
Unsecured Debt | Floating rate bank loan due Sep 2024 | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	3.80%
Unsecured Debt | Floating rate bank loan due Sep 2024 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	4.50%
Unsecured Debt | Sterling-denominated floating rate bank loan due Feb 2025
Debt Instrument [Line Items]
2022	$ 0
2023	0
2024	93
2025	374
2026	0
Thereafter	$ 0
Unsecured Debt | Sterling-denominated floating rate bank loan due Feb 2025 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.90%
Unsecured Debt | Euro-denominated floating rate bank loan due May 2026
Debt Instrument [Line Items]
2022	$ 413
2023	490
2024	189
2025	189
2026	94
Thereafter	$ 0
Unsecured Debt | Euro-denominated floating rate bank loan due May 2026 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.30%
Unsecured Debt | Euro-denominated floating rate bank loan due May 2026 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	4.80%
Unsecured Debt | Export credit facility floating rate due Dec 2031
Debt Instrument [Line Items]
2022	$ 202
2023	246
2024	246
2025	186
2026	163
Thereafter	$ 406
Unsecured Debt | Export credit facility floating rate due Dec 2031 | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.50%
Unsecured Debt | Export credit facility floating rate due Dec 2031 | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	1.50%
Unsecured Debt | Euro-denominated export credit facility floating rate due Oct 2032
Debt Instrument [Line Items]
2022	$ 269
2023	468
2024	441
2025	364
2026	317
Thereafter	$ 952
Unsecured Debt | Euro-denominated export credit facility floating rate due Oct 2032 | Eurodollar | Minimum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	0.20%
Unsecured Debt | Euro-denominated export credit facility floating rate due Oct 2032 | Eurodollar | Maximum
Debt Instrument [Line Items]
Debt instrument, variable rate (percent)	1.60%
Unsecured Debt | Export credit facility fixed rate due Dec 2032
Debt Instrument [Line Items]
2022	$ 260
2023	387
2024	387
2025	387
2026	387
Thereafter	$ 1,596
Unsecured Debt | Export credit facility fixed rate due Dec 2032 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	2.40%	2.40%	2.40%
Unsecured Debt | Export credit facility fixed rate due Dec 2032 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	3.40%	3.40%	3.40%
Unsecured Debt | Euro-denominated export credit facility fixed rate due Sep 2032
Debt Instrument [Line Items]
2022	$ 74
2023	144
2024	144
2025	144
2026	144
Thereafter	$ 832
Unsecured Debt | Euro-denominated export credit facility fixed rate due Sep 2032 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.10%	1.10%	1.10%
Unsecured Debt | Euro-denominated export credit facility fixed rate due Sep 2032 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate (percent)	1.60%	1.60%	1.60%